Financial Instruments and Risk Management - Fair Value Information on Other Financial Assets and Liabilities Recorded at Amortized Cost (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Offsetting [Abstract]
Conversion features of the instruments value	$ 215